NOTES PAYABLE (Details Narrative 1) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Interest expense		$ 9,000	$ 74,000	$ 37,000	$ 233,000	$ 233,095	$ 414,364
Roboro [Member]
Interest rate percentage						7.00%
Loan had a fair value						$ 122,548
Interest expense						$ 600
Debt payment terms						Payable within four months of the May 5, 2020 acquisition date
Roboro [Member] | ZAR [Member]
Fair value share						2,261,564
Paycheck Protection Program [Member]
Loan received	$ 200,000
Potential loan forgiveness percentage	60.00%
Interest rate percentage	1.00%
Current portion of loan						$ 75,480
Long-term portion of loan						$ 114,820